UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number             811-04642

Virtus Variable Insurance Trust

(Exact name of registrant as specified in charter)

100 Pearl Street

Hartford, CT 06103-4506

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 367-5877

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form
N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Capital Growth Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE

COMMON STOCKS—98.4%

Consumer Discretionary—15.2%
Bed Bath & Beyond, Inc.(2)	84,570	$5,448
NIKE, Inc. Class B	100,250	5,916
PetSmart, Inc.	45,330	2,815
priceline.com, Inc.(2)	6,390	4,396
Ross Stores, Inc.	102,330	6,203
Starbucks Corp.	90,540	5,157

		29,935

Consumer Staples—12.7%
Coca-Cola Co. (The)	197,450	7,985
Colgate-Palmolive Co.	55,850	6,592
Costco Wholesale Corp.	58,550	6,213
Lorillard, Inc.	105,600	4,261

		25,051

Energy—6.7%
Core Laboratories N.V.	20,710	2,856
National Oilwell Varco, Inc.	72,500	5,130
Schlumberger Ltd.	68,410	5,123

		13,109

Financials—5.5%
Charles Schwab Corp. (The)	181,150	3,205
Fifth Third Bancorp	116,770	1,904
T. Rowe Price Group, Inc.	77,890	5,832

		10,941

Health Care—8.3%
Intuitive Surgical, Inc.(2)	11,370	5,585
Perrigo Co.	31,630	3,755
Waters Corp.(2)	50,720	4,763
Zoetis, Inc.(2)	66,402	2,218

		16,321

Industrials—15.8%
Danaher Corp.	64,800	4,027
Emerson Electric Co.	60,490	3,379
Expeditors International of Washington, Inc.	92,570	3,306
Fastenal Co.	87,100	4,473
MSC Industrial Direct Co., Inc. Class A	46,750	4,010
Precision Castparts Corp.	18,460	3,500
Robinson (C.H.) Worldwide, Inc.	62,910	3,741

	SHARES	VALUE

Industrials—(continued)
Roper Industries, Inc.	36,750	$4,679

		31,115

Information Technology—30.4%
Accenture plc Class A	61,520	4,674
Amphenol Corp. Class A	99,140	7,401
ANSYS, Inc.(2)	82,280	6,699
Apple, Inc.	22,830	10,105
MICROS Systems, Inc.(2)	90,490	4,118
Oracle Corp.	101,870	3,295
QUALCOMM, Inc.	127,350	8,526
Teradata Corp.(2)	47,890	2,802
Visa, Inc. Class A	36,860	6,260
Xilinx, Inc.	155,710	5,943

		59,823

Materials—3.8%
Praxair, Inc.	49,180	5,486
Sigma-Aldrich Corp.	26,430	2,053

		7,539

TOTAL COMMON STOCKS
(Identified Cost $150,006)		193,834

TOTAL LONG TERM INVESTMENTS—98.4%
(Identified cost $150,006)		193,834

SHORT-TERM INVESTMENTS—0.8%

Money Market Mutual Funds—0.8%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	1,629,359	1,629

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $1,629)		1,629

TOTAL INVESTMENTS—99.2%
(Identified Cost $151,635)		195,463(1)

Other assets and liabilities, net—0.8%		1,581

NET ASSETS—100.0%		$197,044

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at
	March 31,	Level 1
	2013	Quoted Prices

Equity Securities:
Common Stocks	$193,834	$193,834
Short-Term Investments	1,629	1,629

Total Investments	$195,463	$195,463

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—99.2%

Consumer Discretionary—10.9%
Amazon.com, Inc.(2)	5,100	$1,359
AutoZone, Inc.(2)	5,300	2,103
Coach, Inc.	41,000	2,049
Comcast Corp. Class A(3)	69,000	2,899
DR Horton, Inc.	107,000	2,600
Ford Motor Co.	207,000	2,722
Goodyear Tire & Rubber Co. (The)(2)	151,000	1,904

		15,636

Consumer Staples—3.8%
Altria Group, Inc.	76,000	2,614
PepsiCo, Inc.	36,000	2,848

		5,462

Energy—15.5%
Chevron Corp.	24,000	2,852
ConocoPhillips	21,000	1,262
Continental Resources, Inc.(2)	32,000	2,782
Schlumberger Ltd.	33,000	2,471
Tesoro Corp.	46,000	2,693
Valero Energy Corp.	57,000	2,593
Whiting Petroleum Corp.(2)	54,000	2,745
Williams Cos., Inc. (The)	76,000	2,847
WPX Energy, Inc.(2)	124,000	1,987

		22,232

Financials—15.1%
Aflac, Inc.	54,000	2,809
BB&T Corp.	106,000	3,327
BlackRock, Inc.	11,000	2,826
Goldman Sachs Group, Inc. (The)	18,000	2,649
JPMorgan Chase & Co.	83,000	3,939
Lincoln National Corp.	81,000	2,641
U.S. Bancorp	99,000	3,359

		21,550

Health Care—10.4%
Abbott Laboratories	78,000	2,755
Biogen Idec, Inc.(2)	16,000	3,087
Gilead Sciences, Inc.(2)	73,000	3,572
Johnson & Johnson	33,000	2,690
UnitedHealth Group, Inc.	49,000	2,803

		14,907

	SHARES	VALUE

Industrials—16.2%
Alaska Air Group, Inc.(2)	43,000	$2,750
Caterpillar, Inc.	31,000	2,696
Cummins, Inc.	28,000	3,243
Deere & Co.	28,000	2,407
Dover Corp.	37,000	2,697
Parker Hannifin Corp.	29,000	2,656
Robinson (C.H.) Worldwide, Inc.	21,000	1,249
Trinity Industries, Inc.	62,000	2,810
Union Pacific Corp.	19,000	2,706

		23,214

Information Technology—19.3%
Apple, Inc.	14,500	6,418
Citrix Systems, Inc.(2)	36,000	2,598
EMC Corp.(2)	114,000	2,724
Google, Inc. Class A(2)	3,500	2,779
MasterCard, Inc. Class A	6,300	3,409
QUALCOMM, Inc.	63,000	4,218
VeriSign, Inc.	58,000	2,742
Visa, Inc. Class A(3)	16,000	2,717

		27,605

Materials—6.0%
CF Industries Holdings, Inc.	10,100	1,923
Cliffs Natural Resources, Inc.	114,000	2,167
Freeport-McMoRan Copper & Gold, Inc.	76,000	2,515
Monsanto Co.	19,000	2,007

		8,612

Telecommunication Services—2.0%
Verizon Communications, Inc.	57,000	2,802

TOTAL COMMON STOCKS (Identified Cost $106,590)		142,020

TOTAL LONG TERM INVESTMENTS—99.2% (Identified cost $106,590)		142,020

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	790,791	791

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $791)		791

1

Virtus Growth & Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 99.8% (Identified Cost $107,381)			142,811(1)

	CONTRACTS

WRITTEN OPTIONS—(0.1)%

Call Options—(0.1)%

Comcast Corp., expiring 4/20/13 strike price $41	330	$	(37)

Visa, Inc., expiring 6/22/13 strike price $165	85		(78)

TOTAL WRITTEN OPTIONS—(0.1)% (Premiums Received $62)			(115)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS—99.7% (Identified Cost $107,319)			142,696(1)

Other assets and liabilities, net—0.3%			434

NET ASSETS—100.0%	$		143,130

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion segregated as collateral for written options.

2

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$142,020	$142,020
Short-Term Investments	791	791
Other Financial Instruments:
Written Options	$(115)	$(115)
Total Investments	$142,696	$142,696

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus International Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

PREFERRED STOCK—9.1%

Financials—2.7%
Banco Bradesco S.A. Sponsored ADR 11.80% (Brazil)	542,410	$9,232

Information Technology—3.9%
Samsung Electronics Co., Ltd. 4.00% (South Korea)	17,000	13,311

Materials—2.5%
Vale S.A. ADR 9.88% (Brazil)	514,200	8,500

TOTAL PREFERRED STOCK
(Identified Cost $19,972)		31,043

COMMON STOCKS—89.5%

Consumer Staples—13.5%
British American Tobacco plc (United Kingdom)	252,400	13,526
Casino Guichard Perrachon S.A. (France)	65,600	6,894
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	79,200	8,989
Japan Tobacco, Inc. (Japan)	108,500	3,471
Nestle S.A. Registered Shares (Switzerland)	178,600	12,916

		45,796

Energy—12.8%
ENI SpA (Italy)	441,300	9,916
John Wood Group plc (United Kingdom)	409,800	5,395
PetroChina Co., Ltd. Class H (China)	3,650,000	4,807
Petroleo Brasileiro S.A. ADR (Brazil)	177,200	3,216
Royal Dutch Shell plc B Shares (United Kingdom)	307,900	10,222
Tenaris S.A. Sponsored ADR (Italy)	240,157	9,794

		43,350

Financials—19.7%
AIA Group Ltd. (Hong Kong)	1,340,000	5,892
City Developments Ltd. (Singapore)	485,000	4,447
Daito Trust Construction Co., Ltd. (Japan)	60,200	5,166
HSBC Holdings plc (United Kingdom)	643,900	6,873
Nordea Bank AB (Sweden)	593,900	6,726
Oversea-Chinese Banking Corp., Ltd. (Singapore)	912,330	7,859
QBE Insurance Group Ltd. (Australia)	416,300	5,886
Standard Chartered plc (United Kingdom)	376,900	9,756
Swire Pacific Ltd. Class B (Hong Kong)	1,405,000	3,427

	SHARES	VALUE

Financials—(continued)
Zurich Financial Services AG (Switzerland)(2)	38,400	$10,687

		66,719

Health Care—8.9%
Novartis AG Registered Shares (Switzerland)	192,800	13,699
Roche Holding AG (Switzerland)	70,500	16,412

		30,111

Industrials—9.6%
Atlas Copco AB Class A (Sweden)	185,900	5,278
Canadian National Railway Co. (Canada)	74,100	7,448
FANUC Ltd. (Japan)	43,100	6,636
Schindler Holding AG (Switzerland)	23,600	3,458
Schneider Electric SA (France)	51,300	3,748
Weir Group plc (The) (United Kingdom)	176,100	6,055

		32,623

Information Technology—6.9%
Canon, Inc. (Japan)	142,550	5,238
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	810,400	13,931
Telefonaktiebolaget LM Ericsson Class B (Sweden)	334,400	4,167

		23,336

Materials—6.6%
BHP Billiton plc (United Kingdom)	159,000	4,627
Linde AG (Germany)	21,500	3,998
Potash Corp. of Saskatchewan, Inc. (Canada)	162,800	6,394
Shin-Etsu Chemical Co., Ltd. (Japan)	112,800	7,481

		22,500

Telecommunication Services—8.3%
China Mobile Ltd. (Hong Kong)	469,500	4,980
Singapore Telecommunications Ltd. (Singapore)	2,533,000	7,344
TELUS Corp. (Canada)	54,100	3,736
Vodafone Group plc (United Kingdom)	4,321,900	12,254

		28,314

Utilities—3.2%
Centrica plc (United Kingdom)	1,281,300	7,159
GDF Suez (France)	184,500	3,552

		10,711

TOTAL COMMON STOCKS
(Identified Cost $198,170)		303,460

1

Virtus International Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	SHARES		VALUE

TOTAL LONG TERM INVESTMENTS—98.6%
(Identified cost $218,142)			334,503

SHORT-TERM INVESTMENTS—1.0%

Money Market Mutual Funds—1.0%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	3,465,883		$3,466

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $3,466)			3,466

TOTAL INVESTMENTS—99.6%
(Identified Cost $221,608)			337,969(1)

Other assets and liabilities, net—0.4%			1,220

NET ASSETS—100.0%		$	339,189

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

Virtus International Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
Country Weightings †

United Kingdom	23%

Switzerland	17

Japan	8

Brazil	6

Italy	6

Singapore	6

Canada	5

Other	29

Total	100%

† % of total investments as of March 31, 2013

3

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

			Level 2
	Total Value at		Significant
	March 31, 2013	Level 1 Quoted Prices	Observable Inputs

Equity Securities:
Preferred Stock	31,043	17,732	13,311
Common Stocks	$303,460	$230,826	$72,634
Short-Term Investments	3,466	3,466	—

Total Investments	$337,969	$252,024	$85,945

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Series with an end of period value of $13,311 were transferred from Level 1 into Level 2 based on our valuation procedures for non-U.S. securities.

Securities held by the Series with an end of period value of $177,318 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE
MUNICIPAL BONDS—0.9%

California—0.5%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	$	875		$	980

Michigan—0.1%
Tobacco Settlement Finance Authority Taxable Series 06-A, 7.309%, 6/1/34		215			188

Virginia—0.3%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46		685			509

TOTAL MUNICIPAL BONDS (Identified Cost $1,718)					1,677

FOREIGN GOVERNMENT SECURITIES—12.6%

Argentine Republic 7.000%, 10/3/15		340			289
Provincia de Bueno Aires Series GDP, 144A 10.875%, 1/26/21(4)		500			345
Provincia de Neuquen 144A 7.875%, 4/26/21(4)		478			406
PIK Interest Capitalization 8.280%, 12/31/33		684			373
Bolivarian Republic of Venezuela
RegS 7.000%, 12/1/18(5)		220			206
RegS 12.750%, 8/23/22(5)		240			281
9.250%, 9/15/27		470			465
9.375%, 1/13/34		750			726
Commonwealth of Australia Series 118, 6.500%, 5/15/13		1,395	AUD		1,459
Commonwealth of Canada 2.000%, 3/1/14		2,055	CAD		2,041
Commonwealth of New Zealand
Series 413, 6.500%, 4/15/13		970	NZD		813
Series 415, 6.000%, 4/15/15		265	NZD		237
Federative Republic of Brazil 8.500%, 1/5/24		3,295	BRL		1,737
Hellenic Republic 2.000%, 2/24/27		350	EUR		180
Kingdom of Morocco 144A 4.250%, 12/11/22(4)		505			515
Kingdom of Norway
Series 470, 6.500%, 5/15/13		7,171	NOK		1,234
Treasury Bill, 0.000%, 12/18/13		2,835	NOK		480
Mongolia 144A 5.125%, 12/5/22(4)		340			319
Republic of Colombia
12.000%, 10/22/15		590,000	COP		389
4.375%, 3/21/23		994,000	COP		562

		PAR VALUE			VALUE
Republic of Croatia 144A 6.375%, 3/24/21(4)	$	565		$	608
Republic of Iceland 144A 5.875%, 5/11/22(4)		570			654
Republic of Indonesia 5.625%, 5/15/23		2,221,000	IDR		227
Republic of Korea Series 1312, 3.000%, 12/10/13		326,000	KRW		294
Republic of Peru
144A 7.840%, 8/12/20(4)		530	PEN		258
RegS 6.900%, 8/12/37(5)		870	PEN		423
Republic of Philippines 4.950%, 1/15/21		11,000	PHP		309
Republic of Portugal 4.950%, 10/25/23		250	EUR		288
Republic of Slovak 144A 4.375%, 5/21/22(4)		515			543
Republic of Slovenia 144A 5.500%, 10/26/22(4)		500			479
Republic of South Africa
Series R206, 7.500%, 1/15/14		6,785	ZAR		750
Series R208, 6.750%, 3/31/21		1,310	ZAR		144
Republic of Turkey 9.000%, 3/5/14		2,815	TRY		1,595
Republic of Uruguay 4.375%, 12/15/28		9,256	UYU(15)		613
Russian Federation
144A 7.850%, 3/10/18(4)		30,000	RUB		1,029
Series 6207 8.150%, 2/3/27		17,815	RUB		618
State of Qatar 144A 4.500%, 1/20/22(4)		450			505
United Mexican States
Series M, 6.000%, 6/18/15		12,065	MXN		1,012
Series M, 6.500%, 6/9/22		15,540	MXN		1,400
TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $24,256)					24,806

MORTGAGE-BACKED SECURITIES—10.6%

Non-Agency—10.6%
American General Mortgage Loan Trust
09-1, A6, 144A 5.750%, 9/25/48(3)(4)		150			156
10-1A, A1 144A 5.150%, 3/25/58(3)(4)		50			51
Banc of America Alternative Loan Trust 03-10, 2A1 6.000%, 12/25/33		78			83
Banc of America Mortgage Securities, Inc. 05-1, 1A22 5.250%, 2/25/35		—(14)			—(14)
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.609%, 4/25/34(3)		632			620
04-10, 12A3 2.947%, 1/25/35(3)		623			604
Bear Stearns Commercial Mortgage Securities, Inc.
06-PW12, AM 5.757%, 9/11/38(3)		750			841
05-PW10, AM 5.449%, 12/11/40(3)		725			798
07-PW18, AM 6.084%, 6/11/50(3)		1,475			1,689

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
Chase Mortgage Finance Corp. 07-A1, 10A1 3.076%, 2/25/37(3)	$	437	$	435
Citicorp Mortgage Securities, Inc. 03-11, 2A10 5.500%, 12/25/33		38		38
Commercial Mortgage Pass-Through Certificates 07-C2, A3 5.542%, 1/15/49(3)		740		843
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33		373		389
Credit Suisse First Boston Mortgage Securities Corp. 03-CPN1, C 4.763%, 3/15/35		100		100
Extended Stay America Trust 13-ESHM, M 144A 7.625%, 12/5/19(4)		695		737
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G 144A 2.790%, 3/6/20(3)(4)		130		131
07-EOP, H 144A 3.300%, 3/6/20(3)(4)		440		443
05-5F, 2A8 5.500%, 6/25/35		95		96
07-GG10, A4 5.791%, 8/10/45(3)		135		154
JPMorgan Chase Commercial Mortgage Securities Corp.
09-IWST, A1, 144A 4.314%, 12/5/27(4)		64		69
06-LDP7, AM 5.871%, 4/15/45(3)		780		883
07-LD12, A4 5.882%, 2/15/51(3)		1,100		1,280
JPMorgan Chase Mortgage Trust
05-A1, 4A1 4.752%, 2/25/35(3)		38		38
05-A4, 3A1 2.584%, 7/25/35(3)		60		60
Lehman Brothers - UBS Commercial Mortgage Trust
07-C6, A2 5.845%, 7/15/40		72		72
07-C7, A3 5.866%, 9/15/45(3)		600		691
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 5.864%, 7/15/44(3)		400		465
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34		393		406
Merrill Lynch Mortgage Investors, Inc. 98-C1, C 6.750%, 11/15/26(3)		465		517
Merrill Lynch Mortgage Trust 06-C1, AM 5.686%, 5/12/39(3)		110		123
Morgan Stanley Capital I Trust 07-IQ14, AM 5.663%, 4/15/49(3)		360		379
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)		550		549
Nomura Asset Acceptance Corp.
04-R1, A1 144A 6.500%, 3/25/34(4)		707		747
04-R3, A1 144A 6.500%, 2/25/35(4)		435		456

		PAR VALUE		VALUE

Non-Agency—(continued)
Residential Accredit Loans, Inc. 03-QS6, A4 4.250%, 3/25/33	$	68	$	70
Residential Asset Mortgage Products, Inc. 04-SL1, A8 6.500%, 11/25/31		58		60
Residential Funding Mortgage Securities I, Inc. 06- S4, A2 6.000%, 4/25/36		41		39
S2 Hospitality LLC 12-LV1, A 144A 4.500%, 4/15/25(4)		244		244
Structured Adjustable Rate Mortgage Loan Trust 04-18, 1A2 2.730%, 12/25/34(3)		683		612
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-21, 2A2 5.250%, 8/25/33		164		168
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.776%, 1/25/37(3)		475		467
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)		1,275		1,456
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.734%, 5/15/43(3)		670		759
07-C30, A5 5.342%, 12/15/43		970		1,098
07-C32, A3 5.732%, 6/15/49(3)		775		890
Washington Mutual Mortgage Pass-Through Certificates 04-CB1, 5A 5.000%, 6/25/19		37		38
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21		12		12
06-9, 1A15 6.000%, 8/25/36		2		2
TOTAL MORTGAGE-BACKED SECURITIES
(Identified Cost $18,526)				20,858

ASSET-BACKED SECURITIES—3.5%

AABS Ltd. 13-1, A 4.875%, 1/10/38(3)		497		504
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(3)		38		39
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34(3)		300		301
Citicorp Residential Mortgage Securities, Inc. 07- 2, A3 6.080%, 6/25/37(3)		589		601
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19		47		49
01-3, A4 6.910%, 5/1/33(3)		779		882
Countrywide Asset-Backed Certificates 05-1, AF5A 5.497%, 7/25/35(3)		520		509

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Drug Royalty Corp., Inc. 12-1, A2 144A 4.474%, 1/15/25(4)	$283	$284

DT Auto Owner Trust 11-2A, C, 144A 3.050%, 2/16/16(4)	136	136

Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	297	312

Ford Credit Auto Owner Trust 09-E, D 144A 5.530%, 5/15/16(4)	250	260

GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	625	631

JPMorgan Mortgage Acquisition Corp. 06-CW2, AF3 5.777%, 8/25/36(3)	225	117

Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	369	391

Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	335	333

Residential Funding Mortgage Securities II Home Loan Trust 07-HI1, A3 5.720%, 3/25/37	473	475

Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	220	227

SVO VOI Mortgage Corp. 10-AA, A 144A 3.650%, 7/20/27(4)	57	59

Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	286	286

U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/17(4)	349	374

TOTAL ASSET-BACKED SECURITIES

(Identified Cost $6,549)		6,770

CORPORATE BONDS AND NOTES—54.0%

Consumer Discretionary—3.1%

American Axle & Manufacturing, Inc. 6.250%, 3/15/21	300	309

Automotores Gildemeister SA 144A 6.750%, 1/15/23(4)	150	158

Boyd Gaming Corp.

9.125%, 12/1/18	210	224

144A 9.000%, 7/1/20(4)	260	272

Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(4)	410	441

Claire’s Stores, Inc. 144A 9.000%, 3/15/19(4)	215	244

Clear Channel Communications, Inc. 9.000%, 3/1/21	250	235

	PAR VALUE		VALUE

Consumer Discretionary—(continued)

Gateway Casinos & Entertainment Ltd. 144A 8.875%, 11/15/17(4)	$160CA	D	$167

HD Supply, Inc. 10.500%, 1/15/21	305		318

International Game Technology

7.500%, 6/15/19	160		191

5.500%, 6/15/20	125		135

Isle of Capri Casinos, Inc. 144A 5.875%, 3/15/21(4)	400		401

Jones Group, Inc. (The) Apparel Group Holdings 6.875%, 3/15/19	240		255

Landry’s, Inc. 144A 9.375%, 5/1/20(4)	300		325

MGM Resorts International 144A 6.750%, 10/1/20(4)	425		452

Nara Cable Funding Ltd. 144A 8.875%, 12/1/18(4)	200		210

Ono Finance II plc 144A 10.875%, 7/15/19(4)	150		156

Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	200		204

Six Flags Entertainment Corp. 144A 5.250%, 1/15/21(4)	440		442

Station Casinos LLC 144A 7.500%, 3/1/21(4)	320		330

TRW Automotive, Inc. 144A 4.500%, 3/1/21(4)	145		148

Univision Communications, Inc. 144A 7.875%, 11/1/20(4)	100		110

WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	350		368

			6,095

Consumer Staples—0.9%

Cencosud SA 144A 4.875%, 1/20/23(4)	270		274

Chiquita Brands International, Inc. 144A 7.875%, 2/1/21(4)	340		357

Flowers Foods, Inc. 4.375%, 4/1/22	430		438

Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	615		617

			1,686

Energy—6.6%

Atlas Pipeline Partners LP 144A 6.625%, 10/1/20(4)	200		210

Bill Barrett Corp. 7.625%, 10/1/19	500		534

Breitburn Energy Partners LP 7.875%, 4/15/22	465		500

Chesapeake Energy Corp. 5.375%, 6/15/21	420		423

Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	375		396

EPL Oil & Gas, Inc. 8.250%, 2/15/18	500		534

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

Energy—(continued)
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	$	248		$	264
Frontier Oil Corp. 6.875%, 11/15/18		195			212
Gazprom OAO (Gaz Capital SA)
144A 8.146%, 4/11/18(4)		505			610
144A 6.510%, 3/7/22(4)(11)		520			601
Halcon Resources Corp. 144A 8.875%, 5/15/21(4)		305			330
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)		300			358
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(4)		120			122
Parker Drilling Co. 9.125%, 4/1/18		405			443
PDC Energy, Inc. 144A 7.750%, 10/15/22(4)		300			319
Petrobras International Finance Co. 5.375%, 1/27/21		355			383
Petroleos de Venezuela SA
Series 2014 4.900%, 10/28/14		550			531
RegS 5.250%, 4/12/17(5)		565			493
RegS 8.500%, 11/2/17(5)		2,040			1,989
Petroleos Mexicanos
5.500%, 1/21/21		350			402
5.500%, 6/27/44		200			206
Rowan Cos., Inc. 4.875%, 6/1/22		510			555
Sabine Pass Liquefaction LLC 144A 5.625%, 2/1/21(4)		315			327
Targa Resources Partners LP 6.375%, 8/1/22		500			549
Teekay Corp. 8.500%, 1/15/20		225			244
Venoco, Inc.
11.500%, 10/1/17		400			430
8.875%, 2/15/19		225			219
Weatherford International Ltd. 9.625%, 3/1/19		317			414
Williams Cos., Inc. (The) 3.700%, 1/15/23		375			373

					12,971

Financials—25.1%
Abbey National Treasury Services plc 144A 3.875%, 11/10/14(4)		450			466
Air Lease Corp. 4.750%, 3/1/20		405			415
Aircastle Ltd. 7.625%, 4/15/20		420			488
Akbank TAS 144A 7.500%, 2/5/18(4)		530	TRY		288
Alfa Bank OJSC (Alfa Bond Issuance plc) RegS 7.875%, 9/25/17(5)(11)		485			549
Allstate Corp. 6.125%, 5/15/37(3)		565			603

		PAR VALUE			VALUE

Financials—(continued)
ALROSA Finance SA 144A 7.750%, 11/3/20(4)	$	455		$	535
Alta Mesa Holdings LP 9.625%, 10/15/18		500			530
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)		480			481
Banco ABC Brasil SA 144A 7.875%, 4/8/20(4)		425			482
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)		425			482
Banco Bradesco SA 144A 5.900%, 1/16/21(4)		600			648
Banco Internacional del Peru SAA 144A 5.750%, 10/7/20(4)		500			544
Banco Santander Brasil SA 144A 8.000%, 3/18/16(4)		600	BRL		300
Banco Santander Chile 144A 3.875%, 9/20/22(4)		505			510
Banco Santander SA 144A 3.750%, 9/22/15(4)		100			105
Banco Votorantim SA 144A 7.375%, 1/21/20(4)		450			508
Bancolombia SA 5.125%, 9/11/22		545			548
Bank of Georgia JSC 144A 7.750%, 7/5/17(4)		290			307
Bank of India 144A 3.625%, 9/21/18(4)		495			497
Barclays Bank plc 144A 6.050%, 12/4/17(4)		435			485
144A 5.926%(3)(4)(7)(8)		600			602
Braskem Finance Ltd. 144A 5.750%, 4/15/21(4)		490			514
Burlington Holdings LLC (Burlington Holding Finance, Inc.) PIK Capitalization Interest 144A 9.000%, 2/15/18(4)		240			245
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)		510			523
Chubb Corp. (The) 6.375%, 3/29/67(3)		1,390			1,527
Citigroup, Inc. 4.050%, 7/30/22		715			739
City National Corp. 5.250%, 9/15/20		425			478
CorpGroup Banking SA 144A 6.750%, 3/15/23(4)		425			447
Credit Bank of Moscow 144A 7.700%, 2/1/18(4)(11)		200			208
Development Bank of Kazakhstan JSC 144A 4.125%, 12/10/22(4)		535			518
Discover Bank 7.000%, 4/15/20		550			685
ESAL GmbH 144A 6.250%, 2/5/23(4)		410			414
Eurasian Development Bank 144A 4.767%, 9/20/22(4)		475			486
Fidelity National Financial, Inc. 5.500%, 9/1/22		130			148
Fifth Third Capital Trust IV 6.500%, 4/15/37(3)		500			501
First Niagara Financial Group, Inc. 6.750%, 3/19/20		610			732
First Tennessee Bank N.A. 5.650%, 4/1/16		505			554

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE			VALUE

Financials—(continued)
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(4)	$	400		$	418
Genworth Financial, Inc. 7.625%, 9/24/21		195			235
Glen Meadow Pass-Through-Trust 144A 6.505%, 2/12/67(3)(4)		950			917
GRD Holdings III Corp. 144A 10.750%, 6/1/19(4)		320			338
HBOS plc 144A 6.750%, 5/21/18(4)		200			222
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)		125			128
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(4)		515			536
144A 6.625%, 4/15/20(4)		380			383
6.625%, 4/15/20		130			131
Highwoods Realty LP 3.625%, 1/15/23		505			499
Huntington National Bank (The) 6.600%, 6/15/18		250			276
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(7)(8)		610			651
ING Bank NV 144A 5.000%, 6/9/21(4)		400			455
ING U.S., Inc. 144A 5.500%, 7/15/22(4)		580			642
International Lease Finance Corp.
3.875%, 4/15/18		270			270
6.250%, 5/15/19		305			335
Intesa San Paolo SpA 3.125%, 1/15/16		410			401
Itau Unibanco Holding SA 144A 5.125%, 5/13/23(4)		560			570
Jefferies Group LLC 5.125%, 1/20/23		150			159
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(4)		410			480
Kazkommertsbank JSC RegS 8.000%, 11/3/15(5)		300			301
Kingsway America, Inc. 7.500%, 2/1/14		125			119
Korea Finance Corp. 4.625%, 11/16/21		400			449
Legg Mason, Inc. 5.500%, 5/21/19		405			440
Liberty Mutual Insurance Co. 144A 8.500%, 5/15/25(4)		25			33
Lincoln National Corp. 6.050%, 4/20/67(3)(8)		365			367
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)		600			673
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)		330			370
Morgan Stanley 144A 10.090%, 5/3/17(4)		1,250	BRL		662
National Retail Properties, Inc. 5.500%, 7/15/21		400			462
Nordea Bank AB 144A 4.250%, 9/21/22(4)		600			614
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(4)(11)		540			535
NYMAGIC, Inc. 6.500%, 3/15/14		150			147
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(4)(11)		360			359

		PAR VALUE		VALUE

Financials—(continued)
PKO Finance AB 144A 4.630%, 9/26/22(4)(11)	$	610	$	632
Progressive Corp. (The) 6.700%, 6/15/37(3)		750		829
Prudential Financial, Inc.
5.875%, 9/15/42(3)		1,100		1,171
5.200%, 3/15/44(3)(8)		95		95
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)		400		423
Regions Bank 7.500%, 5/15/18		500		615
Resona Bank Ltd. 144A 5.850%(3)(4)(7)(8)		600		647
Royal Bank of Scotland Group plc (The)
5.625%, 8/24/20		750		872
7.648%(3)(7)(8)		450		472
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 6.299%, 5/15/17(4)		715		783
144A 5.298%, 12/27/17(4)		130		138
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)		100		101
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(11)		900		1,006
144A 5.125%, 10/29/22(4)(11)		580		579
Shinhan Bank 144A 4.375%, 7/27/17(4)		450		498
SLM Corp.
4.625%, 9/25/17		415		432
5.500%, 1/25/23		305		303
Societe Generale S.A. 144A 5.922% (3)(4)(7)(8)(9)		550		516
Sovereign Bank 8.750%, 5/30/18		200		242
Spansion LLC 7.875%, 11/15/17		300		318
Sumitomo Mitsui Banking Corp. 3.000%, 1/18/23		515		515
SunTrust Bank, Inc. 5.400%, 4/1/20		250		278
Telecom Italia Capital SA
6.175%, 6/18/14		100		105
7.175%, 6/18/19		200		228
TMK OAO (TMK Capital SA) 144A 6.750%, 4/3/20(4)(11)		395		389
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(4)		505		526
Turkiye Is Bankasi 144A 3.875%, 11/7/17(4)		610		619
UPCB Finance VI Ltd. 144A 6.875%, 1/15/22(4)		260		284
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(4)(11)		700		749
Webster Financial Corp. 5.125%, 4/15/14		230		236
Wells Fargo & Co. 3.450%, 2/13/23		405		408

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Willis Group Holdings plc 5.750%, 3/15/21	$	440	$	494
Yankee Candle Co. Holdings LLC (Yankee Finance, Inc.) PIK Interest Capitalization 10.250%, 2/15/16		205		212
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(4)		510		504
Zions Bancorp 4.500%, 3/27/17		420		449
				49,337

Health Care—1.0%
HCA, Inc. 6.500%, 2/15/20		525		593
inVentiv Health, Inc. 144A 9.000%, 1/15/18(4)		145		153
Symbion, Inc. 8.000%, 6/15/16		405		430
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)		420		413
U.S. Oncology, Inc. 0.000%, 2/16/49(6)(10)		437		0
VPI Escrow Corp. 144A 6.375%, 10/15/20(4)		390		413
				2,002

Industrials—8.0%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)		350		349
America West Airlines, Inc. Pass-Through-Trust
Series 00-1, G 8.057%, 7/2/20		459		512
13-1, A 144A 4.000%, 7/15/25(4)		455		463
Ashton Woods USA LLC (Ashton Woods Finance Co.) 144A 6.875%, 2/15/21(4)		405		412
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19		642		681
AWAS Aviation Capital Ltd. 144A 7.000%, 10/15/16(4)		197		209
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(4)		400		404
Bombardier, Inc. 144A 6.125%, 1/15/23(4)		520		542
Carpenter Technology Corp. 5.200%, 7/15/21		425		457
CDRT Holding Corp. PIK Capitalization Interest 144A 9.250%, 10/1/17(4)		340		354
CHC Helicopter SA 9.250%, 10/15/20		325		347
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		446		476
99-1, A 6.545%, 2/2/19		383		423
00-1, A-1 8.048%, 11/1/20		436		506
Delta Air Lines Pass-Through-Trust 12-1A, 1A 4.750%, 5/7/20		500		541
Deluxe Corp. 7.000%, 3/15/19		510		556
DP World Ltd. 144A 6.850%, 7/2/37(4)		200		227

		PAR VALUE			VALUE

Industrials—(continued)
Embraer SA 5.150%, 6/15/22	$	600		$	653
Hellenic Railways Organization SA 5.460%, 1/30/14		315	EUR		363
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17		325			359
Lloyds Banking Group Capital No. 1 plc 144A 7.875%, 11/1/20(4)		400			436
NCL Corp. Ltd. 144A 5.000%, 2/15/18(4)		25			26
Northwest Airlines Pass –Through -Trust 02-1, G2 6.264%, 11/20/21		747			792
Owens Corning, Inc. 6.500%, 12/1/16		152			171
Rexel SA 144A 5.250%, 6/15/20(4)		395			402
Sappi Papier Holding GmbH
144A 7.750%, 7/15/17(4)		200			222
144A 8.375%, 6/15/19(4)		200			223
ServiceMaster Co. 144A 7.000%, 8/15/20(4)		390			406
Spirit Aerosystems, Inc. 6.750%, 12/15/20		385			413
Steelcase, Inc. 6.375%, 2/15/21		675			747
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)		575			585
U.S. Airways Pass-Through-Trust 98-1B 7.350%, 1/30/18		435			445
UAL Pass-Through-Trust
09-2 9.750%, 1/15/17		223			258
07-01A 6.636%, 7/2/22		988			1,074
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)		600			694
					15,728

Information Technology—1.7%
Avaya, Inc. 144A 7.000%, 4/1/19(4)		145			142
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17		555			628
Ceridian Corp. 144A 11.000%, 3/15/21(4)		15			16
Fidelity National Financial, Inc. 6.600%, 5/15/17		600			681
First Data Corp.
11.250%, 3/31/16		485			490
144A 8.250%, 1/15/21(4)		400			418
144A 11.250%, 1/15/21(4)		430			449
Igloo Holdings Corp. PIK Interset Capitalization 144A 8.250%, 12/15/17(4)		90			93
NCR Corp. 144A 4.625%, 2/15/21(4)		415			415
Tech Data Corp. 3.750%, 9/21/17		50			52
					3,384

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE	VALUE

Materials—4.6%
Alpek SA de CV 144A 4.500%, 11/20/22(4)	$	725	$752
Calumet Specialty Products Partners LP 9.375%, 5/1/19		213	240
144A 9.625%, 8/1/20(4)		245	277
Cemex SAB de CV 144A 9.500%, 6/15/18(4)		395	461
144A 5.875%, 3/25/19(4)		275	278
Eldorado Gold Corp. 144A 6.125%, 12/15/20(4)		180	188
EuroChem Mineral & Chemical Co. OJSC (EuroChem GI Ltd.) 144A 5.125%, 12/12/17(4)(11)		270	275
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)		200	228
Ineos Finance plc 144A 8.375%, 2/15/19(4)		385	427
JMC Steel Group 144A 8.250%, 3/15/18(4)		395	421
NewMarket Corp. 144A 4.100%, 12/15/22(4)		543	553
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)		440	453
Pactiv LLC 8.125%, 6/15/17		565	596
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)		400	418
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(4)		550	571
Sealed Air Corp. 144A 6.500%, 12/1/20(4)		95	105
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(11)		500	546
Tenedora Nemak SA de CV 144A 5.500%, 2/28/23(4)		400	406
Tronox Finance LLC 144A 6.375%, 8/15/20(4)		305	297
United States Steel Corp. 6.875%, 4/1/21		490	506
Vale Overseas Ltd. 4.375%, 1/11/22		525	539
Vedanta Resources plc 144A 9.500%, 7/18/18(4)		345	407

			8,944

Telecommunication Services—2.5%
America Movil SAB de CV Series 12 6.450%, 12/5/22		2,000MXN	170
CenturyLink, Inc. Series T 5.800%, 3/15/22		350	355
Cincinnati Bell, Inc. 8.375%, 10/15/20		375	392
Crown Castle Towers LLC
144A 4.523%, 1/15/15(4)		75	80
144A 3.214%, 8/15/15(4)		50	52
144A 5.495%, 1/15/17(4)		85	97
144A 4.883%, 8/15/20(4)		500	576
Equinix, Inc. 4.875%, 4/1/20		180	182
Frontier Communications Corp. 7.125%, 1/15/23		370	376
Intelsat Luxembourg SA 144A 7.750%, 6/1/21(4)		245	250

		PAR VALUE	VALUE

Telecommunication Services—(continued)
ITC Deltacom, Inc. 10.500%, 4/1/16	$	334	$353
Koninklijke KPN NV 144A 7.000%, 3/28/73(3)(4)(8)		385	381
Level 3 Financing, Inc. 144A 7.000%, 6/1/20(4)		400	421
SBA Tower Trust 144A 4.254%, 4/15/15(4)		115	122
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21		325	350
Windstream Corp. 7.750%, 10/15/20		650	708

			4,865

Utilities—0.5%
Centrais Eletricas Brasileiras SA RegS 5.750%, 10/27/21(5)		200	213
Electricite de France SA 144A 5.250% (3)(4)(7)(8)		635	631
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)		55	59
Texas Competitive Electric Holdings Co., LLC Series A 10.250%, 11/1/15		396	42

			945

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $99,843)			105,957

LOAN AGREEMENTS(3)—14.4%

Consumer Discretionary—3.8%
Affinity Gaming LLC (Herbst Gaming LLC). 5.500%, 11/9/17		409	417
BJ’s Wholesale Club, Inc. Second Lien, 9.750%, 3/26/20		103	107
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B- 6, 5.454%, 1/28/18		682	634
Cannery Casino Resorts LLC First Lien, 6.000%, 10/2/18		243	247
Centaur Acquisition LLC First Lien, 5.250%, 2/20/19		78	79
Chrysler Group LLC Tranche B, 6.000%, 5/24/17		246	251
Clear Channel Communications, Inc. Tranche B, 3.654%, 1/29/16		360	320
EB Sports Corp. 11.500%, 12/31/15		310	310
Federal - Mogul Corp.
Tranche B, 2.138%, 12/29/14		289	271
Tranche C, 2.138%, 12/28/15		150	140
Focus Brands, Inc. First Lien, 6.250%, 2/21/18		415	421
Granite Broadcasting Corp. Tranche B, First Lien, 9.250%, 5/23/18		305	305

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Consumer Discretionary—(continued)
HD Supply, Inc. 4.500%, 10/12/17	$512	$518
Hostess Brands Acquisition LLC 0.000%, 3/21/20(12)	266	273
Hubbard Radio LLC Tranche 1, 4.500%, 4/28/17	56	57
Kalispel Tribal Economic Authority 7.500%, 2/24/17	451	457
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 0.000%, 4/24/18(12)	693	700
Ozburn-Hessey Holding Co., LLC First Lien, 8.250%, 4/8/16	252	253
Peppermill Casinos, Inc. Tranche B, 7.250%, 11/9/18	404	414
Sports Authority, Inc. (The) Tranche B, 7.500%, 11/16/17	269	272
SRAM LLC Second Lien, 8.250%, 12/7/18	200	204
TI Group Auto Systems LLC 0.000%, 3/28/19(12)	224	226
Transtar Holding Co. Second Lien, 9.750%, 10/9/19	197	203
Velo Holdings, Inc.(Velo ACU LLC) 15.000%, 2/4/18	33	33
Zuffa LLC 5.750%, 2/25/20	393	399

		7,511

Consumer Staples—0.6%
AdvancePierre Foods, Inc. First Lien, 5.750%, 7/10/17	46	47
Second Lien, 9.500%, 10/10/17	330	342
Crossmark Holdings, Inc. First Lien, 4.500%, 12/20/19	483	484
Rite Aid Corp. Tranche 1, Second Lien 5.750%, 8/21/20	19	20
Supervalu, Inc. 0.000%, 3/21/19(12)	234	238

		1,131

Energy—0.7%
FTS International, Inc. (Frac Tech International LLC) 8.500%, 5/6/16	458	435
NGPL Pipeco LLC 6.750%, 9/15/17	321	326
Samson Investment Co. Second Lien, 6.000%, 9/25/18	319	323
SES International Holdings Ltd. (Saxon) 5.500%, 2/15/19	333	336

		1,420

	PAR VALUE	VALUE

Financials—0.7%
iPayment, Inc . 5.750%, 5/8/17	$296	$297
iStar Financial, Inc. 4.500%, 10/15/17	366	370
Nuveen Investments, Inc. Second Lien, 8.250%, 2/28/19	300	306
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	440	449

		1,422

Health Care—1.2%
American Renal Holdings, Inc. Tranche B, Second Lien, 8.500%, 2/20/20	227	228
Ardent Medical Services, Inc. First Lien, 6.750%, 7/2/18	130	132
Second Lien, 11.000%, 1/2/19	142	146
Aveta, Inc. (MMM Holdings, Inc.) 0.000%, 12/12/17(12)	156	157
INC Research LLC 6.000%, 7/12/18	112	113
InVentiv Health, Inc. (Ventive Health, Inc.) 7.500%, 8/4/16	262	261
MModal, Inc. Tranche B, 6.750%, 8/16/19	398	386
MSO of Puerto Rico, Inc. 9.750%, 12/12/17	114	115
NBTY, Inc. Tranche B-2, 3.500%, 10/1/17	22	22
Pharmaceutical Research Associates, Inc. First Lien, 6.500%, 12/10/17	299	305
Smile Brands Group, Inc. Tranche B, 0.000%, 12/21/17(12)	367	347
Surgery Center Holdings, Inc. 0.000%, 2/6/17(12)	126	126

		2,338

Industrials—2.3%
Alliance Laundry Systems LLC First Lien, 4.500%, 12/10/18	502	507
Second Lien, 9.500%, 12/10/19	37	38
Aluma Systems, Inc. (Brand Energy & Infrastructure) Tranche-1 6.250%, 10/23/18	57	57
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	472	476
Brand Energy & Infrastructure Services, Inc. (FR Brand Acquisition Corp.) Tranche B-1, First Lien, 6.250%, 10/23/18	237	239
Second Lien, 11.000%, 10/23/19	195	195
Brock Holdings Ill, Inc. Second Lien, 10.000%, 3/16/18	265	269
Ceridian Corp. Extended, 5.953%, 5/9/17	504	514

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)

CHG Buyer Corp. Second Lien, 9.000%, 11/19/20	$98	$101

Commercial Barge Line Co. Tranche B, 0.000%, 9/22/19(12)	295	297

Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	115	117

Harland Clarke Holdings Corp. (Clarke American Corp.) Tranche B-2 5.454%, 6/30/17	500	496

Hawker Beechcraft Acquisition Company LLC 5.750%, 2/14/20	400	401

McJunkin Red Man Corp. 6.250%, 11/8/19	295	299

Navistar, Inc. Tranche B, 7.000%, 8/17/17	404	409

SESAC Holding Co. II LLC First Lien, 6.000%, 2/7/19	153	154
		4,569
Information Technology—3.2%

Alcatel-Lucent U.S.A., Inc.

6.250%, 8/1/16	35	36

0.000%, 1/30/19(12)	366	372

Applied Systems, Inc. Second Lien, 9.500%, 6/8/17	333	335

Avaya, Inc. Tranche B-3, 4.788%, 10/26/17	536	507

AVG Technologies N.V. 8.250%, 3/15/16	141	141

CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(12)	214	217

Deltek, Inc.

First Lien, 5.000%, 10/10/18	399	403

Second Lien, 10.000%, 10/10/19	49	50

DynCorp International, Inc. 6.250%, 7/7/16	335	338

EZE Castle Software, Inc. 0.000%, 3/31/19(12)	33	34

Freescale Seminconductor, Inc. Tranche B-1 0.000%, 3/1/20(12)	298	300

Go Daddy Operating Co. LLC 0.000%, 10/31/14(12)	300	305

IPC Systems, Inc. Tranche C, First Lien, 7.750%, 7/31/17	423	420

Ipreo Holdings LLC

Tranche B-2 6.500%, 8/7/17	303	307

Tranche B-3 6.500%, 8/7/17	83	84

Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	510	516

RP Crown Parent LLC First Lien 6.750%, 12/21/18	97	99

SCS Holdings I, Inc. (Sirius Computer Solutions, Inc.) 0.000%, 12/7/18(12)	210	213

	PAR VALUE	VALUE

Information Technology—(continued)

Smart Modular Technologies (Global), Inc. 8.250%, 8/26/17	$244	$218

Sophia LP Tranche B, 4.500%, 7/19/18	290	295

Spansion LLC 0.000%, 12/13/18(12)	127	129

SRA International, Inc. 6.500%, 7/20/18	327	327

Vision Solutions, Inc. First Lien, 6.000%, 7/23/16	386	388

Wall Street Systems Holdings, Inc. First Lien, 5.750%, 10/25/19	200	202
		6,236
Materials—1.4%

Ameriforge Group, Inc.

First Lien, 6.000%, 12/19/19	80	81

Second Lien, 9.750%, 12/21/20	70	72

AZ Chem US, Inc. 6.250%, 12/22/17	404	411

Essar Steel Algoma, Inc. (Algoma Steel, Inc.) 8.750%, 9/19/14	627	640

Flash Dutch 2 B.V. & U.S Coatings Acquisition, Inc. Tranche B, 0.000%, 2/1/20(12)	70	71

Fortescue Metals Group Ltd. 5.250%, 10/18/17	277	280

Houghton International, Inc. Holding Corp.

First Lien, 5.000%, 12/20/19	409	416

Second Lien, 9.500%, 12/21/20	310	316

Kronos, Inc.

First Lien, 4.500%, 10/30/19	72	73

Second Lien, 9.750%, 4/30/20	205	215

Tronox, Inc. 0.000%, 3/19/20(12)	100	102
		2,677
Telecommunication Services—0.3%

Hawaiian Telcom Communications, Inc. 7.000%, 2/28/17	297	304

Integra Telecom Holdings, Inc. 6.000%, 2/22/19	221	224
		528
Utilities—0.2%

Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.747%, 10/10/17	465	331

TOTAL LOAN AGREEMENTS (Identified Cost $27,680)		28,163

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

PREFERRED STOCK—3.0%

Financials—2.7%
Ally Financial, Inc. 144A 7.000%(4)	439	$	434
Ally Financial, Inc. Series A, 8.500%(3)	20,000		536
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	380,000		334
Banco do Brasil S.A. 144A 8.500%(3)(4)	200,000		239
Bank of America Corp. Series K, 8.000%(3)	625,000		704
Citigroup Capital XVII Series E 6.350%	16,000		406
General Electric Capital Corp. Series B 6.25%(3)	700,000		769
JPMorgan Chase & Co. Series 1 7.90%(3)	525,000		603
PNC Financial Services Group, Inc. Series K 8.250%(3)	325,000		327
Saul Centers, Inc. Series A 8.000%	171		4
U.S. Bancorp Series G 6.00%(3)	14,600		407
Wells Fargo & Co. Series K, 7.98%(3)	440,000		508
Zions Bancorp, Series C, ADR 9.500%	5,000		129

			5,400

Industrials—0.3%
Seaspan Corp. Series C, 9.50%	20,000		556

TOTAL PREFERRED STOCK (Identified Cost $5,211)			5,956

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	828		26
Velo Holdings, Inc.(6)(10)	12,667		0

			26

Financials—0.0%
CIT Group, Inc.	1,257		54

Materials—0.0%
Catalyst Paper Corp.(2)	1,330		3

TOTAL COMMON STOCKS (Identified Cost $53)			83
TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $183,826)			194,270(13)

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	2,302,897		2,303

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,303)		2,303

TOTAL INVESTMENTS—100.2% (Identified Cost $186,129)		196,573(1)

Other assets and liabilities, net—(0.2)%		(465)

NET ASSETS—100.0%	$	196,108

Abbreviations:

ADR	American Depositary Receipt
NATL	National Public Finance Guarantee Corp.
PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $68,074 or 34.7% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Illiquid security.
(7)	No contractual maturity date
(8)	Interest payments may be deferred.
(9)	Issuer may elect not to pay interest causing the payment to be forfeited and no longer due. The issuer has not invoked this election since the fund purchased this security.
(10)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a Level 3 security in the disclosure table located after the Schedule of Investments.

(11)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(12)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(13)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(14)	Amounts are less than $500 (not reported in 000s).
(15)	Principal is adjusted according to local inflation index

Foreign Currencies:

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	European Currency Unit
IDR	Indonesian Rupiah
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippines Peso
RUB	Russian Ruble
TRY	Turkish Lira
UYU	Uruguayan Peso
ZAR	South African Rand

Virtus Multi-Sector Fixed Income Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	61%
Brazil	4
Luxembourg	3
Mexico	3
United Kingdom	3
Canada	2
Venezuela	2
Other	22

Total	100%

† % of total investments as of March 31, 2013

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at March 31, 2013		Level 1 Quoted Prices		Level 2 Significant Observable Inputs		Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$	6,770	$	—	$	6,266	$	504
Corporate Bonds And Notes		105,957		—		105,957		—	(1)
Foreign Government Securities		24,806		—		24,806		—
Loan Agreements		28,163		—		28,163		—
Mortgage-Backed Securities		20,858		—		20,858		—
Municipal Bonds		1,677		—		1,677		—
Equity Securities:
Preferred Stock		5,956		1,096		4,860		—
Common Stocks		83		54		—		29	(1)
Short-Term Investments		2,303		2,303		—		—
Total Investments	$	196,573	$	3,453	$	192,587	$	533

(1) Includes internally fair valued security with a value of $0.

The following is a reconciliation of assets of the

Fund for Level 3 investments for which

significant unobservable inputs were used to

determine fair value.

	Investment in Securities	Asset-Backed Securities	Corporate Bonds and Notes	Loan Agreements	Common Stocks

Beginning Balance December 31, 2012:	$ 63	$ -	$ - (d)	$ 41	$ 22

Accrued Discount/(Premium)	-	-(c)	-	-(c)	-

Realized Gain (Loss)	(39)	-	-	(39)	-

Change in Unrealized Appreciation (Depreciation)	50	4	-	39	7

Purchases	503	503	-		-

(Sales)(b)	(11)	(3)	-	(8)	-

Transfers Into Level 3 (a)	-	-	-	-	-

Transfers from Level 3 (a)	(33)	-	-	(33)	-

Ending Balance March 31, 2013	$ 533	$504	$0(d)	$ -	$ 29 (d)

(a) “Transfers in and/or out” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount is less than $500.

(d) Includes internally fair valued security with a value of $0. Please see the last paragraph under “Note 1A. Security Valuation” for a description of the valuation process in place and a qualitative discussion about sensitive inputs used in Level 3 internally fair valued measurements.

Virtus Premium AlphaSector TM Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUNDS—99.5%

Consumer Discretionary Select Sector SPDR Fund	16,220	$859
Consumer Staples Select Sector SPDR Fund	22,020	875
Energy Select Sector SPDR Fund	10,790	856
Financial Select Sector SPDR Fund	46,600	848
Health Care Select Sector SPDR Fund	19,280	886
Industrial Select Sector SPDR Fund	20,230	844
Materials Select Sector SPDR Fund	20,570	806
Technology Select Sector SPDR Fund	26,500	802
Utilities Select Sector SPDR Fund	22,090	863

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $6,910)		7,639

TOTAL LONG TERM INVESTMENTS—99.5% (Identified cost $6,910)		7,639

SHORT-TERM INVESTMENTS—2.6%

Money Market Mutual Funds—2.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	197,282	197

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $197)		197

TOTAL INVESTMENTS—102.1% (Identified Cost $7,107)		7,836(1)

Other assets and liabilities, net—(2.1)%		(159)

NET ASSETS—100.0%		$7,677

Abbreviations:

SPDR S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Exchange-Traded Funds	$7,639	$7,639
Short-Term Investments	197	197
Total Investments	$7,836	$7,836

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

COMMON STOCKS—98.8%

REAL ESTATE INVESTMENT TRUSTS—98.8%

DIVERSIFIED—2.6%
Digital Realty Trust, Inc.	18,911	$1,265
Vornado Realty Trust	17,536	1,467

		2,732

HEALTH CARE—10.0%
HCP, Inc.	40,546	2,022
Health Care REIT, Inc.	53,134	3,608
Ventas, Inc.	65,566	4,799

		10,429

INDUSTRIAL/OFFICE—21.3%

Industrial—8.9%
DCT Industrial Trust, Inc.	368,059	2,724
Eastgroup Properties, Inc.	9,300	541
Prologis, Inc.	151,637	6,062

		9,327

Office—12.4%
BioMed Realty Trust, Inc.	79,712	1,722
Boston Properties, Inc.	44,114	4,458
Kilroy Realty Corp.	74,018	3,878
SL Green Realty Corp.	34,521	2,973

		13,031

		22,358

LODGING/RESORTS—6.2%
Host Hotels & Resorts, Inc.	252,674	4,419
LaSalle Hotel Properties	67,041	1,702
Pebblebrook Hotel Trust	15,388	397

		6,518

RESIDENTIAL—19.4%

Apartments—17.8%
American Campus Communities, Inc.	37,658	1,707
AvalonBay Communities, Inc.	31,908	4,042
Camden Property Trust	43,000	2,953
Equity Residential	105,781	5,824
Essex Property Trust, Inc.	19,961	3,006
UDR, Inc.	46,677	1,129

		18,661

	SHARES	VALUE

REAL ESTATE INVESTMENT TRUSTS—(continued)

Manufactured Homes—1.6%
Equity Lifestyle Properties, Inc.	21,716	$1,668

		20,329

RETAIL—29.7%

Regional Malls—21.3%
General Growth Properties, Inc.	151,321	3,008
Macerich Co. (The)	59,497	3,831
Simon Property Group, Inc.	75,776	12,015
Taubman Centers, Inc.	44,478	3,454

		22,308

Shopping Centers—8.4%
DDR Corp.	118,653	2,067
Kimco Realty Corp.	89,584	2,007
Retail Opportunity Investments Corp.	20,000	280
Tanger Factory Outlet Centers	82,400	2,981
Weingarten Realty Investors	44,870	1,416

		8,751

		31,059

SELF STORAGE—9.6%
Extra Space Storage, Inc.	95,291	3,742
Public Storage	41,267	6,286

		10,028

TOTAL COMMON STOCKS (Identified cost $51,786)		103,453

TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $51,786)		103,453

SHORT-TERM INVESTMENTS—0.6%

Money Market Mutual Funds—0.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	672,699	673

TOTAL SHORT-TERM INVESTMENTS (Identified cost $673)		673

1

Virtus Real Estate Securities Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

Total Investments—99.4% (Identified cost $52,459)		104,126(1)

Other assets and liabilities, net—0.6%		630

NET ASSETS—100.0%	$	104,756

Abbreviation Legend:

REIT	Real Estate Investment Trust

Footnote Legend

(1)	Federal Income Tax Information : For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities
Common Stocks	$103,453	$ 103,453
Short-Term Investments	673	673
Total Investments	$104,126	$ 104,126

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Growth Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE

COMMON STOCKS—99.0%

Consumer Discretionary—16.9%
Aaron’s, Inc.	38,200	$1,095
Hibbett Sports, Inc.(2)	52,300	2,943
Monro Muffler Brake, Inc.	68,400	2,716
Morningstar, Inc.	30,200	2,112
Pool Corp.	41,900	2,011

		10,877

Consumer Staples—8.4%
Chefs’ Warehouse, Inc. (The)(2)	192,000	3,546
PriceSmart, Inc.	24,000	1,868

		5,414

Financials—5.2%
Cohen & Steers, Inc.	27,900	1,006
Financial Engines, Inc.	64,700	2,344

		3,350

Health Care—18.5%
Abaxis, Inc.	66,200	3,133
National Research Corp.	67,168	3,898
Sirona Dental Systems, Inc.(2)	27,800	2,050
Techne Corp.	41,400	2,809

		11,890

Industrials—12.0%
AAON, Inc.	90,100	2,486
Copart, Inc.(2)	51,700	1,772
Heartland Express, Inc.	92,900	1,239
HEICO Corp. Class A	34,724	1,192
Omega Flex, Inc.(2)	62,300	1,071

		7,760

Information Technology—38.0%
ANSYS, Inc.(2)	27,000	2,198
Blackbaud, Inc.	33,400	990
ClickSoftware Technologies Ltd.	158,000	1,270
FactSet Research Systems, Inc.	22,300	2,065
FLIR Systems, Inc.	86,000	2,237
Forrester Research, Inc.	88,000	2,785
Hittite Microwave Corp.(2)	60,500	3,664
MercadoLibre, Inc.	35,700	3,447
Mesa Laboratories, Inc.	21,635	1,147
NVE Corp.(2)	44,400	2,505

	SHARES	VALUE

Information Technology—(continued)
ScanSource, Inc.(2)	75,800	$2,139

		24,447

TOTAL COMMON STOCKS (Identified Cost $49,692)		63,738

TOTAL LONG TERM INVESTMENTS—99.0%
(Identified cost $49,692)		63,738

SHORT-TERM INVESTMENTS—1.2%

Money Market Mutual Funds—1.2%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	789,760	790

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $790)		790

TOTAL INVESTMENTS—100.2% (Identified Cost $50,482)		64,528(1)

Other assets and liabilities, net—(0.2)%		(112)

NET ASSETS—100.0%		$64,416

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$63,738	$ 63,738
Short-Term Investments	790	790
Total Investments	$64,528	$ 64,528

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Small-Cap Value Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE

COMMON STOCKS—98.7%

Consumer Discretionary—9.2%
Hillenbrand, Inc.	194,000	$4,904
John Wiley & Sons, Inc. Class A	122,400	4,769
Thor Industries, Inc.	53,000	1,950

		11,623

Consumer Staples—7.3%
National Beverage Corp.	223,700	3,143
WD-40 Co.	111,300	6,096

		9,239

Energy—6.4%
CARBO Ceramics, Inc.	28,500	2,595
World Fuel Services Corp.	137,500	5,462

		8,057

Financials—21.0%
Eaton Vance Corp.	160,000	6,693
EPR Properties	75,500	3,929
First Cash Financial Services, Inc.(2)	106,020	6,185
RLI Corp.	77,800	5,590
Westamerica Bancorp	91,000	4,125

		26,522

Health Care—4.6%
Owens & Minor, Inc.	177,800	5,789

Industrials—20.6%
CLARCOR, Inc.	86,100	4,510
Corporate Executive Board Co. (The)	92,000	5,351
Graco, Inc.	106,800	6,197
Landstar System, Inc.	106,600	6,086
Lincoln Electric Holdings, Inc.	71,300	3,863

		26,007

Information Technology—27.9%
ADTRAN, Inc.	145,000	2,849
Badger Meter, Inc.	94,083	5,036
Cabot Microelectronics Corp.	112,000	3,892
Cass Information Systems, Inc.	123,495	5,192
Cognex Corp.	62,000	2,613
Computer Services, Inc.	90,500	2,715
Jack Henry & Associates, Inc.	141,100	6,520
Syntel Co.	94,300	6,367

		35,184

	SHARES	VALUE

Materials—1.7%
Balchem Corp.	49,500	$2,175

TOTAL COMMON STOCKS (Identified Cost $99,987)		124,596

TOTAL LONG TERM INVESTMENTS—98.7% (Identified cost $99,987)		124,596

SHORT-TERM INVESTMENTS—1.3%

Money Market Mutual Funds—1.3%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.140%)	1,599,580	1,600

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,600)		1,600

TOTAL INVESTMENTS—100.0% (Identified Cost $101,587)		126,196(1)

Other assets and liabilities, net—0.0%		52

NET ASSETS—100.0%	$	126,248

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$124,596	$ 124,596
Short-Term Investments	1,600	1,600
Total Investments	$126,196	$ 126,196

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.6%

U.S. Treasury Bond 3.125%, 11/15/41	$1,200	$1,210
U.S. Treasury Note
0.625%, 11/30/17	215	214
1.625%, 8/15/22	450	444
1.625%, 11/15/22	380	374

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $2,282)		2,242

MUNICIPAL BONDS—1.9%

California—0.6%
Alameda Corridor Transportation Authority Taxable Series 99 - C, (NATL Insured) 6.600%, 10/1/29	250	280
Kern County Pension Obligation Taxable (NATL- RE Insured) 7.260%, 8/15/14	235	240
Sonoma County Pension Obligation Taxable (FSA Insured) 6.625%, 6/1/13	215	217

		737

Florida—0.1%
Miami-Dade County Educational Facilities Authority Taxable Series C 5.480%, 4/1/16	105	114

Kentucky—0.1%
Commonwealth of Kentucky Taxable 3.165%, 4/1/18	140	145

Pennsylvania—1.0%
City of Pittsburgh Pension Obligation Taxable Series C (NATL- RE, FGIC Insured) 6.500%, 3/1/17	1,250	1,392

Virginia—0.1%
Tobacco Settlement Financing Corp. Taxable Series 07-A1, 6.706%, 6/1/46	220	163

TOTAL MUNICIPAL BONDS (Identified Cost $2,383)		2,551

FOREIGN GOVERNMENT SECURITIES—1.3%

Bolivarian Republic of Venezuela
9.250%, 9/15/27	45	45
9.375%, 1/13/34	65	63
Commonwealth of Australia Series 118, 6.500%, 5/15/13	145AUD	152

	PAR VALUE	VALUE

Commonwealth of Canada 2.000%, 3/1/14	$275CAD	$273
Commonwealth of New Zealand Series 413, 6.500%, 4/15/13	197NZD	165
Kingdom of Norway
Series 470, 6.500%, 5/15/13	834NOK	144
Treasury Bill, 0.000%, 12/18/13	440NOK	74
Republic of Iceland 144A 5.875%, 5/11/22(4)	135	155
Republic of Korea Series 1312, 3.000%, 12/10/13	58,000KRW	52
Republic of Peru RegS 6.900%, 8/12/37(5)	120PEN	58
Republic of Slovak 144A 4.375%, 5/21/22(4)	200	211
Russian Federation 144A 7.850%, 3/10/18(4)	5,000RUB	172
Series 6207 8.150%, 2/3/27	2,950RUB	102
United Mexican States
Series M, 6.000%, 6/18/15	575MXN	48
Series M, 6.500%, 6/9/22	890MXN	80

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $1,730)		1,794

MORTGAGE-BACKED SECURITIES—12.3%

Agency—5.1%
FNMA
4.000%, 6/1/20	78	83
4.500%, 7/1/20	10	11
3.000%, 2/1/27	278	292
2.500%, 9/1/27	994	1,033
6.500%, 10/1/31	8	10
6.000%, 9/1/32	23	26
5.000%, 10/1/35	119	130
6.000%, 9/1/36	26	28
5.500%, 4/1/37	47	51
5.500%, 7/1/37	120	131
6.000%, 10/1/37	61	67
5.000%, 6/1/38	104	112
5.500%, 6/1/38	35	38
5.500%, 6/1/38	24	26
5.500%, 11/1/38	65	71
4.000%, 1/1/39	116	124
5.000%, 1/1/39	47	51
6.000%, 1/1/39	83	91
4.500%, 3/1/39	68	74
5.000%, 3/1/39	61	66
6.000%, 3/1/39	37	40
4.500%, 4/1/39	213	238

1

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Agency—(continued)
4.000%, 5/1/39	$271	$289
4.500%, 2/1/40	145	161
4.000%, 10/1/40	337	359
3.500%, 2/1/41	691	731
4.500%, 4/1/41	825	890
4.000%, 7/1/41	168	180
3.500%, 1/1/42	209	221
3.500%, 4/1/42	501	530
3.000%, 11/1/42	245	253
GNMA
6.500%, 11/15/23	48	55
6.500%, 12/15/23	1	2
6.500%, 2/15/24	54	60
6.500%, 6/15/28	86	96
6.500%, 7/15/31	37	43
6.500%, 11/15/31	32	36
6.500%, 2/15/32	50	60
6.500%, 4/15/32	46	54
2.586%, 4/16/54	269	289

		7,102

Non-Agency—7.2%
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	124	135
Bear Stearns Adjustable Rate Mortgage Trust
04-1, 21A1 2.609%, 4/25/34(3)	182	179
04-10, 12A3 2.947%, 1/25/35(3)	173	168
Bear Stearns Commercial Mortgage Securities 06- PW12, A4 5.718%, 9/11/38(3)	570	643
Bear Stearns Commercial Mortgage Securities, Inc. 07-PW18, AM 6.084%, 6/11/50(3)	550	630
Chase Mortgage Finance Corp. 07-A1, 10A1 3.073%, 2/25/37(3)	125	125
Citigroup - Deutsche Bank Commercial Mortgage Trust 06-CD2, A4 5.305%, 1/15/46(3)	590	651
Countrywide Home Loan Mortgage Pass-Through- Trust 03-4, 1A15 5.500%, 4/25/33	118	123
Extended Stay America Trust 13-ESH7, A27 144A 2.958%, 12/5/31(4)	300	304
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.425%, 6/25/34(3)	109	113
Goldman Sachs Mortgage Securities Corp. II 07- GG10, A4 5.787%, 8/10/45(3)	240	275

	PAR VALUE	VALUE

Non-Agency—(continued)
JPMorgan Chase Commercial Mortgage
Securities Corp.
10-CNTR, A1 144A 3.300%, 8/5/32(4)	$257	$274
10-CNTR, A2, 144A 4.311%, 8/5/32(4)	300	332
06-LDP7, AM 5.871%, 4/15/45(3)	125	141
06-LDP9, A3 5.336%, 5/15/47	237	267
07-LD12, A4 5.882%, 2/15/51(3)	425	495
Lehman Brothers - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(3)	130	145
06-C6, A4 5.372%, 9/15/39	325	368
07-C6, A2 5.845%, 7/15/40	239	240
MASTR Alternative Loans Trust 04-6, 10A1 6.000%, 7/25/34	112	116
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	199	207
Merrill Lynch Mortgage Investors, Inc. 98-C1, C
6.750%, 11/15/26(3)	125	139
Morgan Stanley Capital I Trust 06-IQ12, A4
5.332%, 12/15/43	525	595
Motel 6 Trust 12-MTLB, D 144A 3.781%, 10/5/25(4)	155	155
Nomura Asset Acceptance Corp. 04-R3, A1 144A
6.500%, 2/25/35(4)	154	162
Residential Accredit Loans, Inc. 04-QS16, 1A5
5.500%, 12/25/34	115	112
RIAL 13-LT2, A 2.833%, 5/22/28	165	165
Springleaf Mortgage Loan Trust 12-3A, A 144A
1.570%, 12/25/59(3)(4)	406	407
Structured Adjustable Rate Mortgage Loan Trust
04-18, 1A2 2.730%, 12/25/34(3)	106	95
Structured Asset Securities Corp. Mortgage Pass-
Through Certificates 03-21, 2A2 5.250%, 8/25/33	42	43
SunTrust Adjustable Rate Mortgage Loan Trust
07-S1, 5A1 4.776%, 1/25/37(3)	121	119
Timberstar Trust 06-1A, A, 144A 5.668%, 10/15/36(4)	675	771
Wachovia Bank Commercial Mortgage Trust
07-C33, A4 5.926%, 7/15/17(3)	425	487
07-C30, A5 5.342%, 12/15/43	285	323
07-C31, A4 5.509%, 4/15/47	250	283

2

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)
07-C33, A5 5.926%, 2/15/51(3)	$140	$161

		9,948

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $15,525)		17,050

ASSET-BACKED SECURITIES—2.3%

AmeriCredit Automobile Receivables Trust 12-4, D 2.680%, 10/9/18	140	144
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A2 5.483%, 2/28/41	121	125
BXG Receivables Note Trust 12-A, A 144A 2.660%, 12/2/27(4)	127	127
CIT Group Home Equity Loan Trust 03-1, A5 4.980%, 7/20/34	250	250
Dominos Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(4)	222	249
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(4)	84	88
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(3)	169	171
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	168	169
JPMorgan Mortgage Acquisition Corp.
06-CW2, AF3 5.777%, 8/25/36(3)	470	245
06-CW2, AF4 6.080%, 8/25/36(3)	530	283
Lehman XS Trust 05-5, 3A2B 5.420%, 11/25/35(3)	230	227
Orange Lake Timeshare Trust 12-AA, B, 144A 4.870%, 3/10/27(4)	111	114
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(3)	101	107
Popular ABS Mortgage Pass-Through-Trust 05-5, AF3 5.086%, 11/25/35(3)	73	73
Santander Drive Auto Receivables Trust 11-2, C 3.280%, 6/15/16	100	103
10-B, C 144A 3.020%, 10/17/16(4)	250	254
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	153	151
Terwin Mortgage Trust 04-15AL, A1 144A 5.778%, 7/25/34(3)(4)	72	72
Trip Rail Master Funding LLC 11-1A, A1A, 144A 4.370%, 7/15/41(4)	208	226

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,553)		3,178

	PAR VALUE	VALUE

CORPORATE BONDS AND NOTES—18.3%

Consumer Discretionary—0.7%
International Game Technology 7.500%, 6/15/19	$150	$179
Pittsburgh Glass Works LLC 144A 8.500%, 4/15/16(4)	40	41
Sinclair Television Group, Inc. 144A 5.375%, 4/1/21(4)	110	110
Starwood Hotels & Resorts Worldwide, Inc. 3.125%, 2/15/23	200	197
Time Warner Cable, Inc. 6.750%, 7/1/18	185	228
WMG Acquisition Corp. 144A 6.000%, 1/15/21(4)	100	105
Wyndham Worldwide Corp.
6.000%, 12/1/16	2	2
3.900%, 3/1/23	140	141

		1,003

Consumer Staples—0.6%
Flowers Foods, Inc. 4.375%, 4/1/22	120	122
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(4)	130	130
Reynolds American, Inc. 3.250%, 11/1/22	150	148
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(4)	150	170
Tate & Lyle International Finance plc 144A 6.625%, 6/15/16(4)	275	311

		881

Energy—1.1%
Bill Barrett Corp. 7.625%, 10/1/19	100	107
Expro Finance Luxembourg SCA 144A 8.500%, 12/15/16(4)	125	133
Frontier Oil Corp. 6.875%, 11/15/18	45	49
Lukoil International Finance BV 144A 7.250%, 11/5/19(4)	175	209
Petrobras International Finance Co. 5.375%, 1/27/21	100	108
Petroleos de Venezuela SA
RegS 5.250%, 4/12/17(5)	25	22
RegS 8.500%, 11/2/17(5)	95	93
Petroleos Mexicanos 5.500%, 6/27/44	150	155
Petropower I Funding Trust 144A 7.360%, 2/15/14(4)(8)	74	75
Rowan Cos., Inc. 4.875%, 6/1/22	140	152
Targa Resources Partners LP 6.375%, 8/1/22	130	143

3

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Energy—(continued)
Teekay Corp. 8.500%, 1/15/20	$75	$81
Weatherford International Ltd. 9.625%, 3/1/19	45	59
Williams Cos., Inc. (The) 3.700%, 1/15/23	100	99

		1,485

Financials—8.9%
ADCB Finance Cayman Ltd. 144A 4.750%, 10/8/14(4)	150	157
Air Lease Corp. 4.750%, 3/1/20	80	82
Aircastle Ltd. 7.625%, 4/15/20	55	64
Alta Mesa Holdings LP 9.625%, 10/15/18	75	80
American International Group, Inc.
2.375%, 8/24/15	85	87
4.875%, 9/15/16	50	56
Associated Banc Corp. 5.125%, 3/28/16	55	60
Assurant, Inc. 5.625%, 2/15/14	250	260
Avis Budget Car Rental LLC 144A 5.500%, 4/1/23(4)	105	105
Banco Bilbao Vizcaya Argentaria Bancomer SA 144A 6.500%, 3/10/21(4)	150	170
Banco Bradesco SA 144A 5.900%, 1/16/21(4)	150	162
Banco de Credito del Peru 144A 4.750%, 3/16/16(4)	150	161
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(4)	200	198
Banco do Brasil SA 144A 5.375%, 1/15/21(4)	150	157
Banco Santander SA
144A 4.500%, 4/6/15(4)	100	104
144A 3.750%, 9/22/15(4)	100	105
Banco Votorantim SA 144A 7.375%, 1/21/20(4)	130	147
Bancolombia SA 5.125%, 9/11/22	150	151
Bank of America Corp. 5.650%, 5/1/18	400	463
Barclays Bank plc 144A 5.926%(3)(4)(6)(7)	100	100
Blackstone Holdings Finance Co., LLC 144A 6.625%, 8/15/19(4)	135	162
Capital One Financial Corp. 6.150%, 9/1/16	125	144
Carlyle Holdings Finance LLC 144A 3.875%, 2/1/23(4)	135	138
Citigroup, Inc. 4.050%, 7/30/22	265	274
City National Corp. 5.250%, 9/15/20	100	112
Deutsche Bank Financial LLC 5.375%, 3/2/15	131	140
Fidelity National Financial, Inc. 5.500%, 9/1/22	40	45
Fifth Third Bancorp 4.500%, 6/1/18	150	167

	PAR VALUE	VALUE

Financials—(continued)
First Niagara Financial Group, Inc. 6.750%, 3/19/20	$125	$150
Ford Motor Credit Co. LLC 5.750%, 2/1/21	75	85
General Electric Capital Corp. 5.625%, 5/1/18	235	278
Genworth Financial, Inc. 7.625%, 9/24/21	55	66
Glen Meadow Pass-Through Trust 144A 6.505%, 2/12/67(3)(4)	135	130
Goldman Sachs Group, Inc. (The) 5.950%, 1/18/18	165	192
HCP, Inc.
3.750%, 2/1/19	60	65
5.375%, 2/1/21	60	70
Health Care REIT, Inc. 4.700%, 9/15/17	150	168
Hertz Corp. (The) 144A 4.250%, 4/1/18(4)	35	36
Hexion U.S. Finance Corp.
144A 8.875%, 2/1/18(4)	110	114
6.625%, 4/15/20	30	30
144A 6.625%, 4/15/20(4)	80	81
Highwoods Realty LP 3.625%, 1/15/23	135	134
HSBC USA, Inc. 1.625%, 1/16/18	135	135
Huntington Bancshares, Inc. 7.000%, 12/15/20	80	100
Hutchison Whampoa International Ltd. Series 12 144A 6.000%(3)(4)(6)(7)	160	171
ING U.S., Inc. 144A 5.500%, 7/15/22(4)	110	122
International Lease Finance Corp.
3.875%, 4/15/18	30	30
6.250%, 5/15/19	96	106
Jefferies Group, Inc. 5.125%, 4/13/18	109	119
JPMorgan Chase & Co.
5.250%, 5/1/15	250	271
6.125%, 6/27/17	270	317
KeyCorp 5.100%, 3/24/21	165	192
Kimco Realty Corp. 6.875%, 10/1/19	150	190
Korea Development Bank 4.375%, 8/10/15	100	107
Korea Finance Corp. 4.625%, 11/16/21	200	225
Legg Mason, Inc. 5.500%, 5/21/19	130	141
Lincoln National Corp. 6.050%, 4/20/67(3)(6)	50	50
Lloyds TSB Bank plc 144A 6.500%, 9/14/20(4)	150	168
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(4)	100	112
Morgan Stanley 5.550%, 4/27/17	240	271
National Retail Properties, Inc. 5.500%, 7/15/21	150	173
Nationstar Mortgage LLC (Nationstar Capital Corp.) 144A 6.500%, 7/1/21(4)	80	84

4

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Financials—(continued)
Nordea Bank AB 144A 4.250%, 9/21/22(4)	$200	$205
ORIX Corp. 5.000%, 1/12/16	86	93
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(4)	65	66
PKO Finance AB 144A 4.630%, 9/26/22(4)(10)	200	207
Post Apartment Homes LP 3.375%, 12/1/22	80	81
Progressive Corp. (The) 6.700%, 6/15/37(3)	160	177
Prudential Financial, Inc. 5.875%, 9/15/42(3)	140	149
5.200%, 3/15/44(3)(6)	15	15
QGOG Constellation S.A. 144A 6.250%, 11/9/19(4)	200	212
Royal Bank of Scotland Group plc (The) 5.625%, 8/24/20	150	174
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(4)	145	147
Sberbank of Russia (Sberbank CapItal SA)
144A 6.125%, 2/7/22(4)(10)	200	224
144A 5.125%, 10/29/22(4)(10)	200	200
Senior Housing Properties Trust 4.300%, 1/15/16	125	131
SLM Corp.
4.625%, 9/25/17	140	146
5.500%, 1/25/23	80	80
Societe Generale S.A. 144A 3.500%, 1/15/16(4)	105	110
Spansion LLC 7.875%, 11/15/17	100	106
Swedbank AB 144A 1.750%, 3/12/18(4)	200	199
Telecom Italia Capital SA 5.250%, 10/1/15	200	211
Unum Group 7.125%, 9/30/16	125	147
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	155	154
Webster Financial Corp. 5.125%, 4/15/14	65	67
Wells Fargo & Co. 3.450%, 2/13/23	115	116
Willis Group Holdings plc 5.750%, 3/15/21	125	140

		12,291

Health Care—0.5%
Cardinal Health, Inc. 3.200%, 3/15/23	70	70
CareFusion Corp. 3.300%, 3/1/23(4)	135	136
Express Scripts Holding Co. 3.900%, 2/15/22	140	150
HCA, Inc. 6.500%, 2/15/20	100	113
Mylan, Inc. 144A 3.125%, 1/15/23(4)	150	148
Tenet Healthcare Corp. 144A 4.500%, 4/1/21(4)	105	103

		720

	PAR VALUE		VALUE

Industrials—2.9%
ADS Tactical, Inc. 144A 11.000%, 4/1/18(4)	$75	$	75
America West Airlines, Inc. Pass-Through-Trust Series 00-1, G 8.057%, 7/2/20	125		140
13-1, A 144A 4.000%, 7/15/25(4)	200		203
Atlas Air Pass-Through-Trust 00-1. A 8.707%, 1/2/19	111		118
Bombardier, Inc. 144A 6.125%, 1/15/23(4)	135		141
Carpenter Technology Corp. 5.200%, 7/15/21	150		161
CHC Helicopter SA 9.250%, 10/15/20	100		107
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17	205		219
99-1, A 6.545%, 2/2/19	192		212
01-A1 6.703%, 6/15/21	172		186
Delta Air Lines Pass-Through-Trust 11-1, A 5.300%, 4/15/19	281		311
Deluxe Corp. 7.000%, 3/15/19	60		65
Embraer SA 5.150%, 6/15/22	145		158
Kratos Defense & Security Solutions, Inc. 10.000%, 6/1/17	130		144
Lloyds Banking Group Capital No. 1 plc 144A 7.875%, 11/1/20(4)	150		163
NCL Corp. Ltd. 144A 5.000%, 2/15/18(4)	5		5
Norfolk Southern Corp. 144A 2.903%, 2/15/23(4)	140		140
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	239		253
Owens Corning, Inc. 6.500%, 12/1/16	13		15
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(4)	200		222
Spirit Aerosystems, Inc. 6.750%, 12/15/20	80		86
Steelcase, Inc. 6.375%, 2/15/21	150		166
Sydney Airport Finance Co. Ltd. 144A 3.900%, 3/22/23(4)	165		168
UAL Pass-Through-Trust 07-01A 6.636%, 7/2/22	258		280
Voto-Votorantim Ltd. 144A 6.750%, 4/5/21(4)	150		174
Zoetis, Inc. 144A 3.250%, 2/1/23(4)	70		71

			3,983

Information Technology—0.6%
Broadridge Financial Solutions, Inc. 6.125%, 6/1/17	250		283
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	135		137
EarthLink, Inc. 8.875%, 5/15/19	100		101
Fidelity National Financial, Inc. 6.600%, 5/15/17	175		199

5

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Information Technology—(continued)
QVC, Inc. 5.125%, 7/2/22	$135	$143
Tech Data Corp. 3.750%, 9/21/17	15	16

		879

Materials—1.6%
Calumet Specialty Products Partners LP
9.375%, 5/1/19	30	34
144A 9.625%, 8/1/20(4)	55	62
CRH America, Inc.
6.000%, 9/30/16	255	290
8.125%, 7/15/18	150	186
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(4)	100	114
JMC Steel Group 144A 8.250%, 3/15/18(4)	110	117
NewMarket Corp. 144A 4.100%, 12/15/22(4)	142	145
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(4)	140	144
Packaging Corp. of America 3.900%, 6/15/22	150	155
PTT Global Chemical plc 144A 4.250%, 9/19/22(4)	200	209
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(4)(10)	100	109
Tronox Finance LLC 144A 6.375%, 8/15/20(4)	55	54
Vale Overseas Ltd. 4.375%, 1/11/22	130	133
Vedanta Resources plc 144A 9.500%, 7/18/18(4)	100	118
Xstrata Canada Corp. 5.500%, 6/15/17	260	294

		2,164

Telecommunication Services—0.5%
Crown Castle Towers LLC 144A 4.883%, 8/15/20(4)	250	288
Frontier Communications Corp. 7.125%, 1/15/23	60	61
SBA Tower Trust 144A 4.254%, 4/15/15(4)	225	238
Telefonica Emisiones, S.A.U. 5.462%, 2/16/21	60	65
Windstream Corp. 7.750%, 10/15/20	80	87

		739

Utilities—0.9%
AmeriGas Partners LP (AmeriGas Finance Corp.) 6.250%, 8/20/19	90	96
Centrais Eletricas Brasileiras SA 144A 6.875%, 7/30/19(4)	100	114
Electricite de France SA 144A 5.250% (3)(4)(6)(7)	170	169
Entergy Mississippi, Inc. 3.100%, 7/1/23	175	176
Kansas City Power & Light Co. 3.150%, 3/15/23	110	112
NRG Energy, Inc. 144A 6.625%, 3/15/23(4)	10	11

	PAR VALUE	VALUE

Utilities—(continued)

United Energy Distribution Holdings Property Ltd. 144A 5.450%, 4/15/16(4)(8)	$500	$529

		1,207

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $23,780)		25,352

LOAN AGREEMENTS(3)—1.0%

Consumer Discretionary—0.2%
Advantage Sales & Marketing First Lien, 4.250%, 12/17/17	17	17
Chrysler Group LLC Tranche B, 6.000%, 5/24/17	98	100
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.750%, 4/24/18	109	110
SRAM LLC First Lien, 4.750%, 6/7/18	27	27
TI Group Auto Systems LLC 6.750%, 3/28/19	47	48

		302

Energy—0.1%
NGPL Pipeco LLC 6.750%, 9/15/17	74	75
Plains Exploration & Production Co. 4.000%, 11/30/19	20	20
Samson Investment Co. Second Lien, 6.000%, 9/25/18	58	59

		154

Financials—0.1%
Walter Investment Management Corp. Tranche B, 5.750%, 11/28/17	105	107

Health Care—0.1%
ConvaTec, Inc. 5.000%, 12/22/16	13	13
Surgery Center Holdings, Inc. 6.500%, 2/6/17	64	65

		78

Industrials—0.1%
AWAS Finance Luxemborg S.A. 4.750%, 7/16/18	44	44
Brickman Group Holdings, Inc. Tranche B-1, 5.500%, 10/14/16	96	98
Brock Holdings Ill, Inc. First Lien, 6.000%, 3/16/17	19	19
Delta Air Lines, Inc. Tranche B-1, 5.250%, 10/18/18	33	33

		194

6

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
	PAR VALUE	VALUE

Information Technology—0.2%
Alcatel-Lucent U.S.A., Inc.
6.250%, 8/1/16	$8	$8
7.250%, 1/30/19	85	86
CCC Holdings, Inc. Tranche B 0.000%, 12/20/19(11)	34	35
Genpact Ltd. 4.250%, 8/30/19	25	25
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17	19	19
Mood Media Corp. First Lien, 7.000%, 5/6/18	38	39
Novell, Inc. (Attachmate Corp.) First Lien, 7.500%, 11/22/17	94	96
Riverbed Technology, Inc. 4.000%, 12/18/19	20	20

		328

Materials—0.2%
CPG International I, Inc. 5.750%, 9/21/19	24	24
Fortescue Metals Group Ltd. 5.250%, 10/18/17	64	65
Houghton International, Inc. Holding Corp.
First Lien, 5.000%, 12/20/19	80	81
JMC Steel Group, Inc. 4.755%, 4/1/17	20	20
Tronox, Inc. 0.000%, 7/31/20(11)	28	28

		218

Utilities—0.0%
Texas Compeptitive Electric Holdings Co. LLC 2017 Extended, 4.776%, 10/10/17	65	46

TOTAL LOAN AGREEMENTS
(Identified Cost $1,401)		1,427

	SHARES	VALUE

PREFERRED STOCK—0.3%
Financials—0.3%
Ally Financial, Inc. 144A 7.000%(4)	84	83
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(3)	110,000	97
JPMorgan Chase & Co. Series 1 7.90%(3)	89,000	102
Wells Fargo & Co. Series K, 7.98%(3)	95,000	110

TOTAL PREFERRED STOCK
(Identified Cost $311)		392

COMMON STOCKS—60.0%

Consumer Discretionary—6.6%
Amazon.com, Inc.	2,900	773
AutoZone, Inc.	3,000	1,190

	SHARES	VALUE

Consumer Discretionary—(continued)
Coach, Inc.	24,000	$1,200
Comcast Corp. Class A(9)	41,000	1,722
DR Horton, Inc.	62,000	1,507
Ford Motor Co.	120,000	1,578
Goodyear Tire & Rubber Co. (The)	87,000	1,097

		9,067

Consumer Staples—2.4%
Altria Group, Inc.	45,000	1,548
PepsiCo, Inc.	22,000	1,740

		3,288

Energy—9.5%
Chevron Corp.	14,000	1,663
ConocoPhillips	13,000	781
Continental Resources, Inc.	19,000	1,652
Schlumberger Ltd.	19,000	1,423
Tesoro Corp.	27,000	1,581
Valero Energy Corp.	34,000	1,547
Whiting Petroleum Corp.	32,000	1,627
Williams Cos., Inc. (The)	44,000	1,648
WPX Energy, Inc.	72,000	1,153

		13,075

Financials—9.2%
Aflac, Inc.	32,000	1,665
BB&T Corp.	64,000	2,009
BlackRock, Inc.	6,600	1,695
Goldman Sachs Group, Inc. (The)	10,000	1,471
JPMorgan Chase & Co.	49,000	2,326
Lincoln National Corp.	47,000	1,533
U.S. Bancorp	59,000	2,002

		12,701

Health Care—6.2%
Abbott Laboratories	45,000	1,590
Biogen Idec, Inc.	9,000	1,736
Gilead Sciences, Inc.	43,000	2,104
Johnson & Johnson	19,000	1,549
UnitedHealth Group, Inc.	29,000	1,659

		8,638

Industrials—9.7%
Alaska Air Group, Inc.	25,000	1,599
Caterpillar, Inc.	18,000	1,565
Cummins, Inc.	16,000	1,853

7

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)

	SHARES		VALUE

Industrials—(continued)
Deere & Co.	16,000	$	1,376
Dover Corp.	22,000		1,603
Parker Hannifin Corp.	17,000		1,557
Robinson (C.H.) Worldwide, Inc.	12,000		714
Trinity Industries, Inc.	36,000		1,632
Union Pacific Corp.	11,000		1,566

			13,465

Information Technology—11.5%
Apple, Inc.	8,500		3,762
Citrix Systems, Inc.	21,000		1,515
EMC Corp.	66,000		1,577
Google, Inc. Class A	1,900		1,509
MasterCard, Inc. Class A	3,700		2,002
QUALCOMM, Inc.	37,000		2,477
VeriSign, Inc.	33,000		1,560
Visa, Inc. Class A(9)	9,000		1,529

			15,931

Materials—3.7%
Catalyst Paper Corp.(2)	198		---(13)
CF Industries Holdings, Inc.	5,900		1,123
Cliffs Natural Resources, Inc.	67,000		1,274
Freeport-McMoRan Copper & Gold, Inc.	45,000		1,490
Monsanto Co.	11,000		1,162

			5,049

Telecommunication Services—1.2%
Verizon Communications, Inc.	35,000		1,720

TOTAL COMMON STOCKS (Identified Cost $62,941)			82,934

TOTAL LONG TERM INVESTMENTS—99.0% (Identified cost $113,906)			136,920 (12)

SHORT-TERM INVESTMENTS—0.7%

Money Market Mutual Funds—0.7%
Fidelity Money Market Portfolio -Institutional
Shares (Seven-day effective yield 0.140%)	938,645		939

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $939)			939

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS — 99.7% (Identified Cost $114,844)		137,859 (1)

	CONTRACTS

WRITTEN OPTIONS—0.00%

Call Options—0.0%
Comcast Corp., expiring 4/20/13 strike price $41	190	$(21)
Visa, Inc., expiring 6/22/13 strike price $165	50	(46)

TOTAL WRITTEN OPTIONS—0.00% (Premiums Received $36)		(67)

TOTAL INVESTMENTS NET OF WRITTEN OPTIONS— 99.7% (Identified Cost $114,809)		137,792 (1)

Other assets and liabilities, net—0.3%		468

NET ASSETS—100.0%	$	138,260

Abbreviations:

FGIC	Financial Guaranty Insurance Company
FNMA	Federal National Mortgage Association (“Fannie Mae”).
FSA	Financial Security Assurance, Inc.
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at March 31, 2013, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Variable or step coupon security; interest rate shown reflects the rate in effect at March 31, 2013.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2013, these securities amounted to a value of $14,064 or 10.2% of net assets.

(5)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(6)	Interest payments may be deferred.
(7)	No contractual maturity date
(8)	Illiquid security.
(9)	All or a portion segregated as collateral for written options.
(10)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(11)	This loan will settle after March 31, 2013, at which time the interest rate will be determined.
(12)	A portion of the Fund’s assets have been segregated for delayed delivery settlements.
(13)	Amount less than $500.

Foreign Currencies:
AUD	Australian Dollar
CAD	Canadian Dollar
KRW	South Korean Won
MXN	Mexican Peso

8

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS (Continued)

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

9

Virtus Strategic Allocation Series

SCHEDULE OF INVESTMENTS

MARCH 31, 2013 (Unaudited)

($ reported in thousands)
Country Weightings †
United States	92%
Australia	1
Brazil	1
Canada	1
Luxembourg	1
United Kingdom	1
Other	3
Total	100%

† % of total investments as of March 31, 2013

10

The following table provides a summary of inputs used to value the Fund’s investments as of March 31, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at March 31, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,178	$—	$3,178	$ —
Corporate Bonds And Notes	25,352	—	25,352	—
Foreign Government Securities	1,794	—	1,794	—
Loan Agreements	1,427	—	1,427	—
Mortgage-Backed Securities	17,050	—	17,050	—
Municipal Bonds	2,551	—	2,551	—
U.S. Government Securities	2,242	—	2,242	—
Equity Securities:
Preferred Stock	392	—	392	—
Common Stocks	82,934	82,934	—	— (1)
Short-Term Investments	939	939	—	—
Other Financial Instruments:
Written Options	(67)	(67)	—	—
Total Investments	$137,792	$83,806	$53,986	$ — (1)

(1)Amount less than $500.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Common Stocks
Beginning Balance December 31, 2012:	$-	(c)
Accrued Discount/(Premium)	-
Realized Gain (Loss)	-
Change in Unrealized Appreciation (Depreciation)	-
Purchases
(Sales)(b)	-
Transfers Into Level 3 (a)	-
Transfers from Level 3 (a)	-

Ending Balance March 31, 2013	$—	(c)

(a) “Transfers into and/or from” represent the ending value as of March 31, 2013, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.

(b) Includes paydowns on securities.

(c) Amount less than $500.

None of these securities are internally fair valued.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED)

NOTE 1--SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of significant accounting policies consistently followed by the Virtus Variable Insurance Trust, a Trust consisting of eight diversified and one non-diversified Series (each a “Series”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Series, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly.

The Series utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Series major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee, are generally categorized as Level 3 in the hierarchy.

Certain non – U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non – U.S. markets close (where the security is principally traded) and the time that the Series calculates its net asset value (generally, 4 p.m. Eastern Time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non – U.S. markets. In such cases the Series fair value non – U.S. securities using an external pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, ETFs, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non – U.S. common stocks may occur on a frequent basis.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED) (CONTINUED)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy.

Over the counter (OTC) derivative contracts, which include Forward Currency Contracts and Equity Linked Instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing net asset value determined as of the close of regular trading on the NYSE (generally 4:00 p.m. Eastern time) each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Series’ major categories of assets and liabilities, which primarily include investments of the Series, by each major security type is disclosed at the end of the Schedule of Investments for each Series. The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.

B. OPTIONS CONTRACTS

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed-upon price. Certain Series may purchase or write both put and call options on portfolio securities for hedging purposes or to facilitate the rapid implementation of investment strategies if a Series anticipates a significant market or market sector advance. The Series are subject to equity price risk in the normal course of pursuing their investment objectives. A Series may use options contracts to hedge against changes in the values of equities.

When a Series purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When a Series writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. The holdings of a Series designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that a Series gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that a Series may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that a Series pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

THE VIRTUS VARIABLE INSURANCE TRUST

NOTES TO SCHEDULES OF INVESTMENTS

MARCH 31, 2013 (UNAUDITED) (CONTINUED)

NOTE 2--ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Series. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such in each Series’ Schedule of Investments, where applicable.

Restricted securities are not registered under the Securities Act of 1933 as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At March 31, 2013, the Series’ did not hold any illiquid and restricted securities.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ REPORTED IN THOUSANDS)

At March 31, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Series were as follows:

				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
Series	Tax Cost	Appreciation	(Depreciation)	(Depreciation

Capital Growth Series	$152,165	$4,561	$(1,263)	$43,298

Growth and Income Series - Investments	107,380	37,011	(1,580)	35,431

Growth and Income Series - Written Options	(62)	----	(53)	(53)

International Series	222,916	120,337	(5,284)	115,053

Multi-Sector Fixed Income Series	186,668	12,954	(3,049)	9,905

Premium AlphaSectorTM Series	7,109	729	(2)	727

Real Estate Securities Series	54,871	49,255	-	49,255

Small-Cap Growth Series	50,482	14,669	(623)	14,046

Small-Cap Value Series	101,587	28,685	(4,076)	24,609

Strategic Allocation Series - Investments	115,217	24,088	(1,446)	22,642

Strategic Allocation Series - Written Options	(36)	—	(31)	(31)

NOTE 4—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the Series through the date these schedules of investments were available for issuance, and has determined that there no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding each Series is available in the Trust’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Variable Insurance Trust

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 05/29/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ George R. Aylward
George R. Aylward, President (principal executive officer)

Date 05/29/2013

By (Signature and Title)* /s/ W. Patrick Bradley
W. Patrick Bradley, Vice President, Chief Financial Officer and Treasurer (principal financial officer)

Date 05/29/2013

* Print the name and title of each signing officer under his or her signature.